LEASES - Schedule of Other Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term (in years)
Weighted-average remaining lease term (in years)	7 years 2 months 12 days	5 years 10 months 24 days
Lease Weighted Average Discount Rate [Abstract]
Weighted-average discount rate	3.80%	4.90%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 30.4	$ 29.0
ROU assets obtained in exchange for new operating lease liabilities:
Operating leases	$ 80.3	$ 15.8